Revenue - Summary of Revenue (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of revenue [Line Items]
Total net sales	$ 466,621	R$ 1,808,064	R$ 1,835,212	R$ 1,685,151
B2C [member]
Disclosure of revenue [Line Items]
Product sales	431,604	1,672,380	1,734,204	1,579,857
B2B [member]
Disclosure of revenue [Line Items]
Product sales	2,675	10,364	9,388	65,884
Freight related services [Member]
Disclosure of revenue [Line Items]
Other revenues	15,455	59,883	56,479	31,136
Marketplace [member]
Disclosure of revenue [Line Items]
Other revenues	16,226	62,874	34,494	R$ 8,274
Ncard [member]
Disclosure of revenue [Line Items]
Other revenues	$ 661	R$ 2,563	R$ 647